Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Mar

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 40.18%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		998	$100,070
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,966	94,879
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,642	47,470
Vanguard Short-Term Treasury ETF (a)............................................................................		1,643	94,949
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $345,696)			337,368
		Notional
PURCHASED OPTIONS - 138.88% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.89%
iShares Russell 2000 ETF, Expires 3/10/2023, Strike Price $199.92.................................	50	$824,600	12,018
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $425.50................................	24	857,232	8,637
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $0.45...................................	24	857,232	851,742
PUT OPTIONS - 34.99%			872,397

iShares 20+ Year Treasury Bond ETF, Expires 3/10/2023, Strike Price $127.56...................	74	758,130	184,145
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 3/10/2023, Strike Price
$114.13................................................................................................................	83	850,335	107,502
SPDR S&P 500® Trust ETF, Expires 3/10/2023, Strike Price $170.64................................	24	857,232	2,142
TOTAL PURCHASED OPTIONS (Cost $1,302,194)			293,789
			1,166,186
Total Investments (Cost $1,647,890) - 179.06%............................................................			1,503,554
Liabilities in Excess of Other Assets - (79.06)%.............................................................			(663,908)
....................................................................................TOTAL NET ASSETS - 100.00%			$839,646

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,368.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares Russell 2000 ETF..............................	3/10/2023	$215.32	50	$(824,600)	$(4,299)
SPDR S&P 500® Trust ETF............................	3/10/2023	$458.25	24	(857,232)	(2,138)
SPDR S&P 500® Trust ETF............................	3/10/2023	$170.64	24	(857,232)	(458,568)
PUT OPTIONS					(465,005)

iShares 20+ Year Treasury Bond ETF...............	3/10/2023	$134.27	74	(758,130)	(232,215)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	3/10/2023	$120.14	83	(850,335)	(153,597)
SPDR S&P 500® Trust ETF............................	3/10/2023	$382.95	24	(857,232)	(81,605)
TOTAL OPTIONS WRITTEN (Premiums Received $918,469)					(467,417)
					$(932,422)